Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets:
Cash and cash equivalents	$ 2,925,852	$ 605,749
Accounts receivable, net of allowance for doubtful accounts of $606,715 at June 30, 2023 and $44,135 at June 30, 2022	3,907,407	2,663,872
Inventories	2,776,216	3,022,147
Prepaid expenses	249,681	213,448
Total current assets	9,859,156	6,505,216
Fixed Assets:
Machinery and equipment	3,227,481	3,215,412
Leasehold improvements	825,752	843,903
Furniture and fixtures	242,865	219,999
Total fixed assets	4,296,098	4,279,314
Less—Accumulated depreciation and amortization	3,862,578	3,651,843
Net fixed assets	433,520	627,471
Operating lease right-to-use asset	358,437	517,725
Patents, net	265,111	229,398
Goodwill	8,824,210	8,824,210
TOTAL ASSETS	19,740,434	16,704,020
Current Liabilities:
Current portion of capital lease obligation	43,209	40,705
Current maturities of long-term debt	513,259	367,714
Current portion of acquisition earn out liability	0	166,667
Accounts payable	2,432,264	2,239,175
Customer advances	1,174,690	905,113
Accrued compensation and other	927,521	716,702
Operating lease liability	168,677	150,565
Total current liabilities	5,259,620	4,586,641
Capital lease obligation, net of current portion	68,482	111,691
Long-term debt, net of current maturities	2,175,980	1,961,141
Acquisition earn out liability, net of current portion	0	705,892
Operating lease liability, net of current portion	189,760	367,160
Stockholders’ Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding – 6,066,518 shares at June 30, 2023 and 5,638,302 shares at June 30, 2022	60,665	56,383
Additional paid-in capital	60,224,934	57,009,506
Accumulated deficit	(48,239,007)	(48,094,394)
Total stockholders’ equity	12,046,592	8,971,495
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 19,740,434	$ 16,704,020